Right-of-Use Assets and Finance Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-Use assets and Finance Lease Liabilities [Abstract]
Annual Lease Payments
The annual lease payments under the Nisea bareboat charter agreement are as follows:

Twelve month periods ending December 31,	Amount
2025	2,920
2026	17,092
Total undiscounted lease payments	20,012
Less: Discount based on incremental borrowing rate	(1,042)
Present value of finance lease liabilities	18,970

Finance lease liabilities, current	2,032
Finance lease liabilities, non-current	16,938
Present value of finance lease liabilities	18,970